DEBT AND CAPITAL LEASES - Long-Term Debt and Capital Leases (Details) $ in Millions	Dec. 30, 2017 USD ($)
Maturities of Long-term debt and capital leases
2018 (classified as current)	$ 6.4
2019	19.9
2020	269.3
2021	3.9
2022	3.4
2023 and thereafter	1,030.6
Total amount of imputed interest on capital lease obligations	3.9
Current amount of imputed interest on capital lease obligations	$ 1.0